Summary of Components of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 1,669	$ 1,338	$ 607
Finished goods	2,516	2,720	2,055
Reserve for obsolete inventory	(23)	(10)	(117)
Inventory, net	$ 4,162	$ 4,048	$ 2,545